Acquisitions, divestments and equity-accounted companies - Acquisition of controlling interests (Details) $ in Millions		3 Months Ended	12 Months Ended
	Aug. 02, 2021 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2021 USD ($) Item	Dec. 31, 2020 USD ($) Item	Dec. 31, 2019 USD ($) Item	Nov. 30, 2019 USD ($)
Business Acquisition [Line Items]
Purchase price for acquisitions (net of cash acquired)			$ 212	$ 79	$ 0
Aggregate excess of purchase price over fair value of net assets acquired			$ 161	$ 92	$ 92
Number of acquired businesses | Item			2	3	0
Goodwill adjustment			$ (6)	$ (36)	$ (92)
GEIS
Business Acquisition [Line Items]
Goodwill adjustment		$ 92
Proceeds from purchase price adjustment resolution						$ 92
Acquisition price (net of cash acquired)	$ 186